Restricted cash	12 Months Ended
Mar. 31, 2020
Restricted cash
Restricted cash	11. Restricted cash Restricted cash consists of €34.4m (2019: €34.9m; 2018: €34.6m) placed in escrow accounts for certain legal cases and appeals (which accounts for the majority of the balance).